Bank Loans and Notes Payables - Detailed Information About Borrowings (Detail) $ in Millions, $ in Millions	Dec. 31, 2020 USD ($)		Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Disclosure of detailed information about borrowings [line items]
Short-term debt			$ 1,645	$ 882
Annual rate	5.46%		5.46%
Long term debt	$ 900		$ 85,833	69,095
Current portion of long term debt	$ 170	[1]	3,372	10,603	[2]
Long-term debt			$ 82,461	$ 58,492
Long Term Yankee Bonds
Disclosure of detailed information about borrowings [line items]
Annual rate	3.09%		3.09%	4.48%
Long term debt			$ 50,598	$ 37,575
Fixed Interest Rate
Disclosure of detailed information about borrowings [line items]
Short-term debt			1,209	419
Long term debt			73,269	57,634
Floating Interest Rate
Disclosure of detailed information about borrowings [line items]
Short-term debt			436	463
Long term debt			12,564	11,461
2021
Disclosure of detailed information about borrowings [line items]
Short-term debt			1,645
Long term debt			3,372
Current portion of long term debt			3,372
Long-term debt			$ 0
2021 | Long Term Yankee Bonds
Disclosure of detailed information about borrowings [line items]
Annual rate	0.00%		0.00%
Long term debt			$ 0
2021 | Fixed Interest Rate
Disclosure of detailed information about borrowings [line items]
Short-term debt			1,209
Long term debt			3,329
2021 | Floating Interest Rate
Disclosure of detailed information about borrowings [line items]
Short-term debt			436
Long term debt			43
2022
Disclosure of detailed information about borrowings [line items]
Short-term debt			0
Long term debt			1,775
Current portion of long term debt			0
Long-term debt			$ 1,775
2022 | Long Term Yankee Bonds
Disclosure of detailed information about borrowings [line items]
Annual rate	0.00%		0.00%
Long term debt			$ 0
2022 | Fixed Interest Rate
Disclosure of detailed information about borrowings [line items]
Short-term debt			0
Long term debt			311
2022 | Floating Interest Rate
Disclosure of detailed information about borrowings [line items]
Short-term debt			0
Long term debt			1,464
2023
Disclosure of detailed information about borrowings [line items]
Short-term debt			0
Long term debt			7,526
Current portion of long term debt			0
Long-term debt			$ 7,526
2023 | Long Term Yankee Bonds
Disclosure of detailed information about borrowings [line items]
Annual rate	0.00%		0.00%
Long term debt			$ 0
2023 | Fixed Interest Rate
Disclosure of detailed information about borrowings [line items]
Short-term debt			0
Long term debt			7,526
2023 | Floating Interest Rate
Disclosure of detailed information about borrowings [line items]
Short-term debt			0
Long term debt			0
2024
Disclosure of detailed information about borrowings [line items]
Short-term debt			0
Long term debt			19
Current portion of long term debt			0
Long-term debt			$ 19
2024 | Long Term Yankee Bonds
Disclosure of detailed information about borrowings [line items]
Annual rate	0.00%		0.00%
Long term debt			$ 0
2024 | Fixed Interest Rate
Disclosure of detailed information about borrowings [line items]
Short-term debt			0
Long term debt			19
2024 | Floating Interest Rate
Disclosure of detailed information about borrowings [line items]
Short-term debt			0
Long term debt			0
2025
Disclosure of detailed information about borrowings [line items]
Short-term debt			0
Long term debt			5,459
Current portion of long term debt			0
Long-term debt			$ 5,459
2025 | Long Term Yankee Bonds
Disclosure of detailed information about borrowings [line items]
Annual rate	0.00%		0.00%
Long term debt			$ 0
2025 | Fixed Interest Rate
Disclosure of detailed information about borrowings [line items]
Short-term debt			0
Long term debt			0
2025 | Floating Interest Rate
Disclosure of detailed information about borrowings [line items]
Short-term debt			0
Long term debt			5,459
2026 and following years
Disclosure of detailed information about borrowings [line items]
Short-term debt			0
Long term debt			67,682
Current portion of long term debt			0
Long-term debt			$ 67,682
2026 and following years | Long Term Yankee Bonds
Disclosure of detailed information about borrowings [line items]
Annual rate	3.09%		3.09%
Long term debt			$ 50,598
2026 and following years | Fixed Interest Rate
Disclosure of detailed information about borrowings [line items]
Short-term debt			0
Long term debt			62,084
2026 and following years | Floating Interest Rate
Disclosure of detailed information about borrowings [line items]
Short-term debt			0
Long term debt			5,598
Colombian peso | Fixed Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short-term debt			$ 0	$ 230
Annual rate	0.00%		0.00%	4.37%
Colombian peso | Floating Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short-term debt			$ 436	$ 431
Annual rate	3.08%		3.08%	4.66%
Colombian peso | Floating Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate	0.00%		0.00%	5.61%
Long term debt			$ 0	$ 402
Colombian peso | 2021 | Fixed Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short-term debt			$ 0
Annual rate	0.00%		0.00%
Colombian peso | 2021 | Floating Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short-term debt			$ 436
Annual rate	3.08%		3.08%
Colombian peso | 2021 | Floating Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate	0.00%		0.00%
Long term debt			$ 0
Colombian peso | 2022 | Fixed Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short-term debt			$ 0
Annual rate	0.00%		0.00%
Colombian peso | 2022 | Floating Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short-term debt			$ 0
Annual rate	0.00%		0.00%
Colombian peso | 2022 | Floating Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate	0.00%		0.00%
Long term debt			$ 0
Colombian peso | 2023 | Fixed Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short-term debt			$ 0
Annual rate	0.00%		0.00%
Colombian peso | 2023 | Floating Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short-term debt			$ 0
Annual rate	0.00%		0.00%
Colombian peso | 2023 | Floating Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate	0.00%		0.00%
Long term debt			$ 0
Colombian peso | 2024 | Fixed Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short-term debt			$ 0
Annual rate	0.00%		0.00%
Colombian peso | 2024 | Floating Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short-term debt			$ 0
Annual rate	0.00%		0.00%
Colombian peso | 2024 | Floating Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate	0.00%		0.00%
Long term debt			$ 0
Colombian peso | 2025 | Fixed Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short-term debt			$ 0
Annual rate	0.00%		0.00%
Colombian peso | 2025 | Floating Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short-term debt			$ 0
Annual rate	0.00%		0.00%
Colombian peso | 2025 | Floating Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate	0.00%		0.00%
Long term debt			$ 0
Colombian peso | 2026 and following years | Fixed Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short-term debt			$ 0
Annual rate	0.00%		0.00%
Colombian peso | 2026 and following years | Floating Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short-term debt			$ 0
Annual rate	0.00%		0.00%
Colombian peso | 2026 and following years | Floating Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate	0.00%		0.00%
Long term debt			$ 0
Argentine peso | Fixed Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short-term debt			$ 711	$ 126
Annual rate	44.73%		44.73%	63.50%
Argentine peso | Floating Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short-term debt			$ 0	$ 32
Annual rate	0.00%		0.00%	54.25%
Argentine peso | 2021 | Fixed Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short-term debt			$ 711
Annual rate	44.73%		44.73%
Argentine peso | 2021 | Floating Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short-term debt			$ 0
Annual rate	0.00%		0.00%
Argentine peso | 2022 | Fixed Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short-term debt			$ 0
Annual rate	0.00%		0.00%
Argentine peso | 2022 | Floating Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short-term debt			$ 0
Annual rate	0.00%		0.00%
Argentine peso | 2023 | Fixed Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short-term debt			$ 0
Annual rate	0.00%		0.00%
Argentine peso | 2023 | Floating Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short-term debt			$ 0
Annual rate	0.00%		0.00%
Argentine peso | 2024 | Fixed Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short-term debt			$ 0
Annual rate	0.00%		0.00%
Argentine peso | 2024 | Floating Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short-term debt			$ 0
Annual rate	0.00%		0.00%
Argentine peso | 2025 | Fixed Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short-term debt			$ 0
Annual rate	0.00%		0.00%
Argentine peso | 2025 | Floating Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short-term debt			$ 0
Annual rate	0.00%		0.00%
Argentine peso | 2026 and following years | Fixed Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short-term debt			$ 0
Annual rate	0.00%		0.00%
Argentine peso | 2026 and following years | Floating Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short-term debt			$ 0
Annual rate	0.00%		0.00%
Uruguayan peso | Fixed Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short-term debt			$ 498	$ 63
Annual rate	15.13%		15.13%	11.59%
Uruguayan peso | Fixed Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate	9.72%		9.72%	10.01%
Long term debt			$ 1,031	$ 1,266
Uruguayan peso | 2021 | Fixed Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short-term debt			$ 498
Annual rate	15.13%		15.13%
Uruguayan peso | 2021 | Fixed Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate	10.29%		10.29%
Long term debt			$ 770
Uruguayan peso | 2022 | Fixed Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short-term debt			$ 0
Annual rate	0.00%		0.00%
Uruguayan peso | 2022 | Fixed Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate	8.04%		8.04%
Long term debt			$ 261
Uruguayan peso | 2023 | Fixed Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short-term debt			$ 0
Annual rate	0.00%		0.00%
Uruguayan peso | 2023 | Fixed Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate	0.00%		0.00%
Long term debt			$ 0
Uruguayan peso | 2024 | Fixed Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short-term debt			$ 0
Annual rate	0.00%		0.00%
Uruguayan peso | 2024 | Fixed Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate	0.00%		0.00%
Long term debt			$ 0
Uruguayan peso | 2025 | Fixed Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short-term debt			$ 0
Annual rate	0.00%		0.00%
Uruguayan peso | 2025 | Fixed Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate	0.00%		0.00%
Long term debt			$ 0
Uruguayan peso | 2026 and following years | Fixed Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short-term debt			$ 0
Annual rate	0.00%		0.00%
Uruguayan peso | 2026 and following years | Fixed Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate	0.00%		0.00%
Long term debt			$ 0
Real | Fixed Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate	6.18%		6.18%	6.05%
Long term debt			$ 157	$ 309
Real | Floating Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate	8.44%		8.44%	7.82%
Long term debt			$ 48	$ 242
Real | 2021 | Fixed Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate	6.04%		6.04%
Long term debt			$ 59
Real | 2021 | Floating Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate	8.45%		8.45%
Long term debt			$ 43
Real | 2022 | Fixed Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate	6.05%		6.05%
Long term debt			$ 50
Real | 2022 | Floating Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate	8.37%		8.37%
Long term debt			$ 5
Real | 2023 | Fixed Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate	6.40%		6.40%
Long term debt			$ 29
Real | 2023 | Floating Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate	0.00%		0.00%
Long term debt			$ 0
Real | 2024 | Fixed Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate	6.62%		6.62%
Long term debt			$ 19
Real | 2024 | Floating Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate	0.00%		0.00%
Long term debt			$ 0
Real | 2025 | Fixed Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate	0.00%		0.00%
Long term debt			$ 0
Real | 2025 | Floating Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate	0.00%		0.00%
Long term debt			$ 0
Real | 2026 and following years | Fixed Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate	0.00%		0.00%
Long term debt			$ 0
Real | 2026 and following years | Floating Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate	0.00%		0.00%
Long term debt			$ 0
Mexican peso | Fixed Interest Rate | Long Term Borrowings Senior Notes
Disclosure of detailed information about borrowings [line items]
Annual rate	7.00%		7.00%	6.95%
Long term debt			$ 21,483	$ 18,484
Mexican peso | Floating Interest Rate | Long Term Borrowings Senior Notes
Disclosure of detailed information about borrowings [line items]
Annual rate	4.64%		4.64%	7.99%
Long term debt			$ 3,181	$ 1,459
Mexican peso | Floating Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate	5.04%		5.04%	8.20%
Long term debt			$ 9,335	$ 9,358
Mexican peso | 2021 | Fixed Interest Rate | Long Term Borrowings Senior Notes
Disclosure of detailed information about borrowings [line items]
Annual rate	8.27%		8.27%
Long term debt			$ 2,500
Mexican peso | 2021 | Floating Interest Rate | Long Term Borrowings Senior Notes
Disclosure of detailed information about borrowings [line items]
Annual rate	0.00%		0.00%
Long term debt			$ 0
Mexican peso | 2021 | Floating Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate	0.00%		0.00%
Long term debt			$ 0
Mexican peso | 2022 | Fixed Interest Rate | Long Term Borrowings Senior Notes
Disclosure of detailed information about borrowings [line items]
Annual rate	0.00%		0.00%
Long term debt			$ 0
Mexican peso | 2022 | Floating Interest Rate | Long Term Borrowings Senior Notes
Disclosure of detailed information about borrowings [line items]
Annual rate	4.73%		4.73%
Long term debt			$ 1,459
Mexican peso | 2022 | Floating Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate	0.00%		0.00%
Long term debt			$ 0
Mexican peso | 2023 | Fixed Interest Rate | Long Term Borrowings Senior Notes
Disclosure of detailed information about borrowings [line items]
Annual rate	5.46%		5.46%
Long term debt			$ 7,497
Mexican peso | 2023 | Floating Interest Rate | Long Term Borrowings Senior Notes
Disclosure of detailed information about borrowings [line items]
Annual rate	0.00%		0.00%
Long term debt			$ 0
Mexican peso | 2023 | Floating Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate	0.00%		0.00%
Long term debt			$ 0
Mexican peso | 2024 | Fixed Interest Rate | Long Term Borrowings Senior Notes
Disclosure of detailed information about borrowings [line items]
Annual rate	0.00%		0.00%
Long term debt			$ 0
Mexican peso | 2024 | Floating Interest Rate | Long Term Borrowings Senior Notes
Disclosure of detailed information about borrowings [line items]
Annual rate	0.00%		0.00%
Long term debt			$ 0
Mexican peso | 2024 | Floating Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate	0.00%		0.00%
Long term debt			$ 0
Mexican peso | 2025 | Fixed Interest Rate | Long Term Borrowings Senior Notes
Disclosure of detailed information about borrowings [line items]
Annual rate	0.00%		0.00%
Long term debt			$ 0
Mexican peso | 2025 | Floating Interest Rate | Long Term Borrowings Senior Notes
Disclosure of detailed information about borrowings [line items]
Annual rate	4.56%		4.56%
Long term debt			$ 1,722
Mexican peso | 2025 | Floating Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate	4.89%		4.89%
Long term debt			$ 3,737
Mexican peso | 2026 and following years | Fixed Interest Rate | Long Term Borrowings Senior Notes
Disclosure of detailed information about borrowings [line items]
Annual rate	7.73%		7.73%
Long term debt			$ 11,486
Mexican peso | 2026 and following years | Floating Interest Rate | Long Term Borrowings Senior Notes
Disclosure of detailed information about borrowings [line items]
Annual rate	0.00%		0.00%
Long term debt			$ 0
Mexican peso | 2026 and following years | Floating Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate	5.15%		5.15%
Long term debt			$ 5,598
At Fair Value
Disclosure of detailed information about borrowings [line items]
Short-term debt			1,645
Long term debt			94,418
Current portion of long term debt			0
Long-term debt			$ 94,418
At Fair Value | Long Term Yankee Bonds
Disclosure of detailed information about borrowings [line items]
Annual rate
Long term debt			$ 57,967
At Fair Value | Fixed Interest Rate
Disclosure of detailed information about borrowings [line items]
Short-term debt			1,209
Long term debt			81,794
At Fair Value | Floating Interest Rate
Disclosure of detailed information about borrowings [line items]
Short-term debt			436
Long term debt			12,624
At Fair Value | Colombian peso | Fixed Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short-term debt			$ 0
Annual rate
At Fair Value | Colombian peso | Floating Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short-term debt			$ 436
Annual rate
At Fair Value | Colombian peso | Floating Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate
Long term debt			$ 0
At Fair Value | Argentine peso | Fixed Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short-term debt			$ 711
Annual rate
At Fair Value | Argentine peso | Floating Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short-term debt			$ 0
Annual rate
At Fair Value | Uruguayan peso | Fixed Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short-term debt			$ 498
Annual rate
At Fair Value | Uruguayan peso | Fixed Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate
Long term debt			$ 1,032
At Fair Value | Real | Fixed Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate
Long term debt			$ 157
At Fair Value | Real | Floating Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate
Long term debt			$ 48
At Fair Value | Mexican peso | Fixed Interest Rate | Long Term Borrowings Senior Notes
Disclosure of detailed information about borrowings [line items]
Annual rate
Long term debt			$ 22,638
At Fair Value | Mexican peso | Floating Interest Rate | Long Term Borrowings Senior Notes
Disclosure of detailed information about borrowings [line items]
Annual rate
Long term debt			$ 3,176
At Fair Value | Mexican peso | Floating Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate
Long term debt			$ 9,400

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[2]	The Company initially adopted IFRS 16 on January 1, 2019 using the modified retrospective approach under which the comparative information is not restated. – See Note 3.18